November 7, 2022

Document Control

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Short-Term Bond Fund of America

File Nos. 333-135770 and 811-21928

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on October 31, 2022 of Registrant’s Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka

Secretary